Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Schedule of minimum annual lease payments for its premises
2023
$
Leases	12,980
Consulting agreements	10,371

23,351

Schedule of royalty acquisitions
Royalty	$
Limpopo(1)(3)	6,571,175
Janet Ivy(1)(4)	2,036,917
Goldlund(1)(5)	886,001
Brits(1)(6)	1,250,000
Bullabulling(2)(7)	678,972
Koolyanobbing(8)	339,486
El Molino(9)	450,000
Uley(1)(10)	149,374
Winston Lake(11)	73,833
Norbec & Millenbach(11)	18,458

12,454,216